CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016		Jun. 24, 2015
Revenues:
Company sales	$ 3,062,579	$ 3,166,659		$ 2,904,746
Franchise and other revenues	88,258	90,830		97,532
Total revenues	3,150,837	3,257,489		3,002,278
Operating costs and expenses:
Cost of sales	791,321	840,204		775,063
Restaurant labor	1,017,945	1,036,005		929,206
Restaurant expenses	773,510	762,663		703,334
Company restaurant expenses	2,582,776	2,638,872		2,407,603
Depreciation and amortization	156,409	156,368		145,242
General and administrative	132,819	127,593		133,467
Other gains and charges	22,655	17,180		4,764
Total operating costs and expenses	2,894,659	2,940,013		2,691,076
Operating income	256,178	317,476		311,202
Interest expense	49,547	32,574		29,006
Other, net	(1,877)	(1,485)		(2,081)
Income before provision for income taxes	208,508	286,387		284,277
Provision for income taxes	57,685	85,767		89,618
Net income	$ 150,823	$ 200,620	[1]	$ 194,659	[1]
Basic Net Income Per Share:
Basic net income per share (in dollars per share)	$ 2.98	$ 3.47		$ 3.09
Diluted Net Income Per Share:
Diluted net income per share (in dollars per share)	$ 2.94	$ 3.42		$ 3.02
Basic weighted average shares outstanding (in shares)	50,638	57,895		63,072
Diluted weighted average shares outstanding (in shares)	51,250	58,684		64,404
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$ (327)	$ (2,964)		$ (7,690)
Other comprehensive loss	(327)	(2,964)		(7,690)
Comprehensive income	$ 150,496	$ 197,656		$ 186,969
Common Stock, Dividends, Per Share, Declared	$ 1.36	$ 1.28		$ 1.12

[1]	We discovered immaterial errors in prior years relating to the accuracy of certain tax accounts. While we concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we revised our previously-reported consolidated financial statements for the fiscal years ended June 29, 2016 and June 24, 2015. The revisions to the consolidated statements of shareholder's (deficit) equity include a $10.3 million decrease to retained earnings at the beginning of fiscal 2015 and decreases to net income of $2.1 million and $0.1 million for fiscal 2015 and fiscal 2016, respectively, for a total reduction of $12.5 million. For additional information, see Note 16—Immaterial Correction of Prior Period Financial Statements.